LEASE	12 Months Ended
Dec. 31, 2018
LEASE
LEASE

12   LEASE

Capital lease and other financing obligations

The Company’s capital lease and other financing obligations are summarized as follows:

	December 31, 2017			December 31, 2018
	Capital	Other			Other
	lease	financing		Capital lease	financing
	obligations	obligations	Total	obligations	obligations	Total
Within 1 year	212,780	45,007	257,787	352,524	37,150	389,674
After 1 year but within 2 years	220,293	63,151	283,444	453,891	80,276	534,167
After 2 years but within 3 years	316,475	75,685	392,160	286,468	107,497	393,965
After 3 years but within 4 years	144,052	76,678	220,730	282,627	111,616	394,243
After 4 years but within 5 years	141,910	80,832	222,742	292,481	113,667	406,148
After 5 years	1,900,744	1,469,318	3,370,062	3,926,028	1,878,098	5,804,126
Total	2,936,254	1,810,671	4,746,925	5,594,019	2,328,304	7,922,323

Less total future interest	(1,209,120)	(905,590)	(2,114,710)	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated building costs	—	(231,228)	(231,228)	—	(160,506)	(160,506)
Present value of lease and other financing obligations	1,727,134	673,853	2,400,987	3,293,535	1,007,690	4,301,225
Including:
Current portion			97,943			166,898
Non-current portion			2,303,044			4,134,327

The Company’s capital and build-to-suit leases expire at various dates ranging from 2020 to 2039. The weighted average effective interest rate of the Company’s capital and build-to-suit leases was 7.28% and 6.99% as of December 31, 2017 and 2018, respectively.

The balances of other financing obligations are all derived from build-to-suit leases.

The Company recognized the capital lease and other financing obligations assumed in the business  combination at the acquisition-date fair value. In addition, the Company entered into the following lease arrangements, which are classified as capital lease based on the assessment performed pursuant to the accounting standard for leases, during the year ended December 31, 2018:

Data center building leases

During the year ended December 31, 2018, the Company recorded additional capital leases for seven data center buildings with initial capital lease obligations totaling RMB1,300,453 through new lease agreements or acquisition of subsidiaries. The leases have terms of 15 or 20 years through March 2033 to June 2038.

Equipment Leases

During the year ended December 31, 2018, the Company entered into five lease agreements with third party lessors in respect of certain data center equipment. These equipment leases have lease terms of 3 years with initial capital lease obligations totaling RMB108,665.

Build-to-suit leases

In July and August 2018, the Company entered into two lease agreements with third-party developer-lessors for the development, construction and lease (build-to-suit lease) of two brand new buildings (the “Shanghai 12 Lease” and the “Shanghai 13 Lease”) in Shanghai, China. The Company paid deposits for the leases to the developer-lessors. Shanghai 12 Lease has an estimated lease term of 15.7 years commencing upon the delivery of the respective completed building to the Company to November 2035. Shanghai 13 Lease has a lease term of 20 years commencing upon the delivery of the respective completed building to the Company. The buildings will be constructed based on the Company’s specifications and will not include any interior elements, such as electrical wiring, interior walls, ventilation and air conditioning systems, flooring or normal tenant improvements (referred to as cold-shell buildings).  Upon completion of constructions and the delivery of the cold-shell buildings, the Company will convert the buildings into data centers. No rent is paid by the Company during the construction of the buildings. All project hard costs are to be paid by the developer-lessors, including site preparation and construction costs. If the Company terminates the agreements before the construction of the buildings are completed, the Company is obligated to reimburse the developer-lessors for costs incurred during the construction period, including but not limited to project application costs, project design fees, ground preparation and levelling costs.

In accordance with ASC 840-40-55, the Company has determined that it is the owner of the buildings in Shanghai 12 Lease and Shanghai 13 Lease during the construction period for financial reporting purposes as it has substantially all of the construction period risks based on the maximum guarantee test (without considering probability that the Company having to make the payments). Accordingly, the Company records an asset for the estimated construction costs incurred of the project and a liability for those costs funded by the lessor-developer during the construction period.

Operating leases

The Company leases data centers, offices and other equipment that are classified as operating leases. The majority of the Company’s operating leases expire at various dates though 2037.

Future minimum operating lease payments as of December 31, 2018 are summarized as follow:

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475

Rental expenses were approximately RMB124,712,  RMB155,148 and RMB108,550 for the years ended December 31, 2016, 2017 and 2018, respectively. The Company did not sublease any of its operating leases for the periods presented.